Lease - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Operating Leases
Year ending December 31, 2022	¥ 47,220	$ 7,410
Year ending December 31, 2023	40,303	6,324
Year ending December 31, 2024	29,955	4,701
Year ending December 31, 2025	28,426	4,461
Year ending December 31, 2026 and thereafter	246,815	38,731
Total lease payments	392,719	61,627
Less imputed interest	(148,412)	(23,290)
Present value of lease liabilities	¥ 244,307	$ 38,337
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Present value of lease liabilities	Present value of lease liabilities
Finance Leases
Year ending December 31, 2022	¥ 5,251	$ 824
Year ending December 31, 2023	5,350	840
Year ending December 31, 2024	5,475	859
Year ending December 31, 2025	5,569	874
Year ending December 31, 2026 and thereafter	163,222	25,613
Total lease payments	184,867	29,010
Less imputed interest	(123,100)	(19,317)
Present value of lease liabilities	¥ 61,767	$ 9,693
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Present value of lease liabilities	Present value of lease liabilities